Performance Management - Freedom Day Dividend ETF	Jan. 31, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]
The following information provides some indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance for calendar years ended December 31. The table shows how the Fund’s average annual returns for one-year and since inception periods compare with a broad measure of market performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Performance information is also available on the Fund’s website at https://freedomdaydividend.com/mbox/ or by calling the Fund at (215) 330-4476.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance for calendar years ended December 31. The table shows how the Fund’s average annual returns for one-year and since inception periods compare with a broad measure of market performance.
Bar Chart [Heading]	Calendar Year Total Returns
Bar Chart Closing [Text Block]
During the period of time shown in the bar chart, the Fund’s highest return for a calendar quarter was 12.70% (quarter ended March 31, 2024) and the Fund’s lowest return for a calendar quarter was (9.89)% (quarter ended June 30, 2022).

Highest Quarterly Return, Label [Optional Text]	highest return for a calendar quarter
Highest Quarterly Return	12.70%
Highest Quarterly Return, Date	Mar. 31, 2024
Lowest Quarterly Return, Label [Optional Text]	lowest return for a calendar quarter
Lowest Quarterly Return	(9.89%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns(for periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual U.S. federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees or expenses)	[1]
Performance Table Closing [Text Block]
After-tax returns are calculated using the highest historical individual U.S. federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
The Solactive GBS U.S. 1000 Index intends to track the performance of the largest 1000 companies from the U.S. stock market and is based on the Solactive Global Benchmark Series. Constituents are selected based on company market capitalization and weighted by free float market capitalization.
Performance Availability Website Address [Text]	https://freedomdaydividend.com/mbox/
Performance Availability Phone [Text]	(215) 330-4476

[1]	Index assumes withholding taxes on dividends.